Quarterly Financial Data (Summary Of Quarterly Financial Data) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Revenues		$ 847,282	$ 964,114	$ 1,015,049	$ 1,019,719	$ 961,035	$ 1,090,293	$ 1,068,694	$ 1,014,808	$ 3,846,164	$ 4,134,830	$ 3,367,361
Operating income (loss)		30,624	35,268	31,257	35,402	23,300	24,092	33,360	30,005	132,551	110,757	114,710
Income from continuing operations before income taxes										109,047	84,849	88,132
Income from continuing operations		26,166	29,113	21,148	29,775	16,722	17,966	26,612	22,704	106,202	84,004	97,337
Income (loss) from discontinued operations						1,164	508	290	143	0	2,105	(1,018)
Net income (loss)		$ 26,166	$ 29,113	$ 21,148	$ 29,775	$ 17,886	$ 18,474	$ 26,902	$ 22,847	$ 106,202	$ 86,109	$ 96,319
Continuing operations (in dollars per unit)		$ 0.28	$ 0.33	$ 0.24	$ 0.34	$ 0.19	$ 0.21	$ 0.32	$ 0.28	$ 1.18	$ 1.00	$ 1.24
Discontinued operations (in dollars per unit)						0.01	0.01	0.01	0.00	0.00	0.03	$ (0.01)
Net income per common unit-basic and diluted		0.28	0.33	0.24	0.34	0.20	0.22	0.33	0.28	1.18	1.03
Cash distributions per common unit	[1]									2.23000	2.015000
Per Unit Amount		$ 0.5800	$ 0.5650	$ 0.5500	$ 0.5350	$ 0.5225	$ 0.5100	$ 0.4975	$ 0.4850	$ 0.5800	$ 0.5225

[1]	(1)Represents cash distributions declared and paid in the applicable period.